Document and Entity Information	Oct. 28, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	flyExclusive, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40444
Entity Tax Identification Number	86-1740840
Entity Address Address Line 1	4000 Center at North Hills Street
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Raleigh
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27609
City Area Code	252
Local Phone Number	208-7715
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843973
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	2860 Jetport Road
Entity Address City Or Town	Kinston
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28504
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	FLYX
Security Exchange Name	NYSEAMER
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	FLYX WS
Security Exchange Name	NYSEAMER